Disposal of Nicaraguan Group (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of non-current assets held for sale and discontinued operations [Abstract]
Schedule Of Gain On Sale Of Discontinued Operations [Table Text Block]
The gain on the disposal of the Nicaraguan Group was $40 million, as outlined below:

$

Proceeds from sale:
Cash consideration, received upon closing	40,000
Common shares of Calibre, issued upon closing	39,997
Cash consideration, one year from closing discounted at 9.75%	9,112
Convertible debenture	10,000
Working capital settlement, receivable portion discounted at 9.75%	17,867
Transaction costs	(1,303)
Total proceeds from sale, net of transaction costs	115,673

Total assets sold	165,751
Total liabilities sold	(90,207)
Net assets sold	75,544

Gain on sale of Nicaraguan Group	40,129

Schedule of Results from Discontinued Operations
The following outlines the operating results of the Nicaraguan Group for the period ended October 14, 2019 and year-ended December 31, 2018:

	2019	2018
	$	$

Gold revenue	162,010	173,637

Cost of sales
Production costs	(111,403)	(125,257)
Depreciation and depletion	(17,685)	(58,231)
Royalties and production taxes	(5,727)	(6,214)
Total cost of sales	(134,815)	(189,702)

Gross profit (loss)	27,195	(16,065)

General and administrative	(3,237)	(4,845)
Share-based payments	(1,827)	(3,380)
Impairment of long-lived assets, net	—	(37,167)
Write-off of mineral property interests	—	(4,780)
Provision for non-recoverable input taxes	(173)	(2,464)
Community relations	(1,574)	(2,641)
Foreign exchange losses	(1,107)	(82)
Other	(334)	(2,031)
Operating income (loss)	18,943	(73,455)

Interest and financing expense	(872)	(1,109)
Other	170	149
Income (loss) before taxes	18,241	(74,415)

Current income tax, withholding and other taxes expense	(7,995)	(5,263)
Deferred income tax expense	(3,264)	(9,968)
Net income (loss) from discontinued operations	6,982	(89,646)